STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended		128 Months Ended	137 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2012	Jul. 31, 2013
OPERATING ACTIVITIES
Net Loss	$ (12,580,037)	$ (10,079,628)	$ (12,069,687)	$ (8,115,740)	$ (47,557,543)	$ (60,137,580)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash charges to consultants and employees for options and stock	3,103,122	877,251	1,146,843	795,226	4,980,046	8,083,168
Amortization of deferred financing costs	28,909	0	78,824	0	338,824	367,733
Amortization of discount on convertible promissory notes	18,392	1,331,368	1,553,984	482,507	2,710,377	2,728,769
Impairment of intangible assets	0	0	0	0	26,087	26,087
Non-cash interest expense	528,023	2,885,053	2,844,456	4,106,212	11,494,012	12,022,035
(Gain) Loss on change in fair value of derivative liabilities	2,326,843	(6,020,434)	(6,630,610)	(9,763,113)	(21,042,296)	(18,715,454)
Warrant expense	30,887	0	150	557,935	764,360	795,247
Settlement expense	364,335	0	265,000	0	265,000	629,335
Employee Stock Purchase Plan	21,029	9,727	18,301	0	18,301	39,330
Value of penalty shares issued	0	0	0	0	149,276	149,276
Depreciation expense	13,626	9,184	13,776	28,406	209,448	223,074
Amortization expense of intangibles	117,920	109,859	148,002	132,288	742,642	860,562
Write off of intangible assets	0	0		33,211	33,211	33,211
Interest income	0	0	0	267	267	267
Loss (Gain) on note retirement	(349,009)	2,173,491	2,187,787	461,595	992,942	643,933
Changes in operating assets and liabilities :
Decrease (increase) in prepaid expenses	(42,243)	(2,452)	11,676	1,037	(25,797)	(68,040)
decrease in grant receivable			0	244,479	0
(Increase) in other current assets	(25,000)	(30,961)	(5,961)	(2,221)	(8,182)	(33,182)
(Increase) in other assets	0	0		(38,438)	(132,271)	(132,271)
(Increase) decrease in deferred expenses	(411,045)	365,925	177,803	(1,146,783)	(694,572)	(1,105,617)
Increase (decrease) in accounts payable and accrued expenses	1,914,577	4,445,333	5,719,172	3,123,302	12,504,260	14,418,838
(Decrease) in deferred rent	(4,803)	(43,228)	(57,637)	62,441	4,803	0
Increase in interest payable	24,840	24,759	29,779	94,547	(7,298)	17,542
Net cash used in operating activities	(4,919,634)	(3,944,753)	(4,568,344)	(8,942,842)	(34,234,103)	(39,153,737)
INVESTING ACTIVITIES
Cash paid on acquisition of Great Expectations	0	0		0	(44,940)	(44,940)
Proceeds from sale of equipment	3,000	0				3,000
Purchase of property and equipment	0	(91,844)	(91,844)	0	(241,937)	(241,937)
Cost of intangible assets	(203,955)	(258,940)	(304,905)	(296,358)	(3,220,645)	(3,424,600)
Net cash used in investing activities	(200,955)	(350,784)	(396,749)	(296,358)	(3,507,522)	(3,708,477)
FINANCING ACTIVITIES
Proceeds from convertible notes	2,110,500	500,000	3,282,463	8,351,423	17,859,400	19,969,900
Repayment of convertible notes	0	(87,941)	(52,941)	(169,739)	(1,649,030)	(1,649,030)
Payment of deferred offering expenses	(21,919)	(58,500)	(62,000)	(52,000)	(114,000)	(135,919)
Cash paid for deferred financing costs	0	0	0	(25,000)	(584,493)	(584,493)
Proceeds from notes payable	0	2,388,963	250,000	0	250,000	250,000
Proceeds from former officer loan	11,200	0	74,500	295,000	1,444,485	1,455,685
Repayment of former officer loan	(85,700)	0	(35,000)	(600,000)	(1,130,000)	(1,215,700)
Deferred investment funds	0	50,000	0		0	0
Net proceeds from issuance of Preferred Stock	0	0	0	1,342,672	8,610,499	8,610,499
Payment on cancellation of warrants	0	0	0	0	(600,000)	(600,000)
Proceeds from exercise of warrants	94,444	411,765	411,765	1,085,001	1,666,766	1,761,210
Net proceeds of issuance of common stock	3,011,872	0		0	11,988,230	15,000,102
Net cash provided by financing activities	5,120,397	3,204,287	3,868,787	10,227,357	37,741,857	42,862,254
Net increase (decrease) in cash	(192)	(1,091,250)	(1,096,306)	988,157	232	40
Cash at beginning of period	232	1,096,538	1,096,538	108,381	0	0
Cash at end of period	$ 40	$ 5,288	$ 232	$ 1,096,538	$ 232	$ 40